RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

29. RELATED PARTY BALANCES AND TRANSACTIONS

        Nature of the relationships with related parties:

Name	Relationship with the Group
Mr. Dong Yu	Chairman, CEO and principal shareholder
Mr. Zhong Jiang	Independent Director
Bona Meitao	Equity method investee
HuBei Film Distribution and Exhibition Co., Ltd. ("HuBei Film Distribution")	Noncontrolling shareholder
Wuhan Lianzhong	Cost method investee
Zhongda Helian	Cost method investee
Ms. Xiang Li	Noncontrolling shareholder
Hunan Xiaoxiang Cineplex Investment Management Co., Ltd. ("Hunan Xiaoxiang")	Noncontrolling shareholder
Film Workshop Co., Ltd. ("Film Workshop")	Ms. Shi Nansun is the principal shareholder
Mr. Xiaojian Xu	Noncontrolling shareholder

        As well as being the Group's Chairman and CEO, Mr Dong Yu is the Group's founder and therefore has substantial influence over the Group's business, including decisions regarding mergers, consolidations and the sale of all or substantially all of the Group's assets, election of directors, declaration of dividends and other significant corporate actions.

        As of December 31, 2010 and 2011, the following balances were due from the related parties:

	December 31,
	2010	2011
Amounts due from Mr. Dong Yu(i)	6,213	116,827
Amounts due from affiliates of Cinema Popular(ii)	348,128	219,135
Amounts due from Bona MeiTao(iii)	792,725	847,121
Amounts due from Bona Starlight(iv)	1,668,081	—

	2,815,147	1,183,083

    (i)
    The amounts represent payments of individual income tax on behalf of Mr. Dong Yu and loans to him.

    (ii)
    The amounts represent the Cinema Popular's receivables from affiliates for operation.

    (iii)
    The amounts represent distribution receivables from Bona MeiTao and loan to Bona MeiTao for producing a TV series.

    (iv)
    The amounts represent payments of working capital on behalf of Bona Starlight.

        All the amounts due from related parties are unsecured and non-interest bearing.

        As of December 31, 2010 and 2011, the following balances were due to the related parties:

	December 31,
	2010	2011
Amounts due to Hunan Xiaoxiang(i)	—	238,326
Amounts due to Zhongda Helian(ii)	—	285,991
Amounts due to Mr. Xiaojian Xu(i)	—	389,266
Amounts due to Film Workshop(iii)	—	406,524
Amounts due to HuBei Film Distribution(i)	303,030	476,652
Amounts due to Ms. Xiang Li(i)	—	476,652
Amounts due to Wuhan Lianzhong(iv)	556,818	754,461
Amounts due to Mr. Zhong Jiang(v)	727,273	—

	1,587,121	3,027,872

    (i)
    The amounts represent loans from the noncontrolling shareholders for operations.

    (ii)
    The amounts represent payables for film marketing and consulting service provided by Zhongda Helian..

    (iii)
    The amounts represent payables for film production service provided by Film Workshop.

    (iv)
    The amounts represent payables for film projection equipment purchased from Wuhan Lianzhong.

    (v)
    The amounts represent payables for withdrawn participating principle for a specific film by Mr. Zhong Jiang.

        All the amounts due to related parties are unsecured and non-interest bearing.

        Other related parties transactions during the year ended December 31, 2009, 2010 and 2011 include:

2009

The Group gave Hurry Up Limited, 50% shareholder of Cinema Popular, the distribution right of Bodyguard and Assassins in the markets other than the mainland China. Hurry Up Limited charges 15% of the distribution revenue of the film in markets other than the mainland China. No revenue from the markets other than the mainland China has been generated as of December 31, 2009.

2010	Acquisition of Beijing Bona Cineplex (see Note 3(a))

In September 2010, Beijing Bona Cineplex entered into a management service agreement with Bona Starlight, a development stage movie theater operator in the PRC whose principal shareholders include Mr. Dong Yu. Under the terms of this agreement, the Group licensed the "Bona" brand to Bona Starlight and became the exclusive provider of management services for its current and future movie theaters. The Group is also entitled to receive a share of the box office receipts and advertising revenues of Bona Starlight's movie theaters. For the years ended December 31, 2010 and 2011 before the acquisition of Bona Starlight, the Group generated revenue of nil and $84,439, respectively, under this agreement (see Note 3(a)).

Acquisition of the remaining 10% equity interest in Baichuan (see Note 3(c))
2011	Acquisition of Alpha Speed Limited and Bona Starlight (see Note 3(d))